EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITIES

The summary of warrant activities for the years ended June 30, 2026 and 2025 were as follows, no activities existed for the years ended June 30, 2024.

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Remained Contractual Life in Years
Warrants Outstanding as of June 30, 2024	-	$-	-
Warrants Exercisable as of June 30, 2024	-	-	-
Warrant Granted	70,517	$4.80	5.00
Warrant Exercised	-	-	-
Warrant Expired	-	-	-
Warrants Outstanding as of June 30, 2025	70,517	$4.80	4.66
Warrants Exercisable as of June 30, 2025	70,517	$4.80	4.66
Warrant Granted	9,000,000	0.46	3.00
Warrant Exercised	-	-	-
Warrant Expired	-	-	-
Warrants Outstanding as of June 30, 2026	9,070,517	$0.49	2.54
Warrants Exercisable as of June 30, 2026	70,517	$4.80	3.66